Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Equity Grant Policies and Practices

The Committee generally adheres to a policy that the Company will not make equity grants during regular quarterly financial blackout periods and until two full trading days after the conclusion of such blackout period. We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. In the event of a special blackout period outside the regular quarterly financial blackout period, we consider the extent and nature of both the special blackout period and the equity grant(s) at issue. Unless the Committee determines otherwise, equity grant(s) may be made during special blackout periods outside the regular quarterly financial blackout period, depending upon the extent and nature of both the special blackout period and the equity grant(s) at issue.

Award Timing Method	The Committee generally adheres to a policy that the Company will not make equity grants during regular quarterly financial blackout periods and until two full trading days after the conclusion of such blackout period.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false